Schedule of disaggregation of revenue (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total revenue	$ 659,389	$ 350,045
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Installation fees	383,936	197,422
Subscription fees	138,609	132,645
Server costs	29,821	19,978
Campaign	3,000
Content production	88,023
Revenue	643,389	350,045
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Miscellaneous Income	16,000
Total revenue	$ 659,389	$ 350,045